Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	ETF OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001771146
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2024
Prospectus Date	rr_ProspectusDate	Nov. 30, 2024
American Conservative Values ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – American Conservative Values ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The American Conservative Values ETF (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 12.98% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.98%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies that meet its politically conservative criteria (i.e., “conservative values”). The equity securities in which the Fund invests will generally be those of companies with large market capitalizations.

Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index or S&P 500 Index (the “Large Cap Indexes”). The size of the companies in the Large Cap Indexes changes with market conditions and the composition of the Indexes. The Adviser generally defines large cap as greater than $4.0 Billion.

The Fund’s strategy reflects the Adviser’s conviction that politically active companies negatively impact their shareholders' value by misallocating the company's resources, as well as supporting issues and causes, which are opposed to conservative political beliefs and values. Representative examples of which are: belief in “American Exceptionalism,” individual liberty, and free enterprise. The misallocation of resources is a strong indication that the company’s managers are not solely focused on maximizing shareholder value. As such the Adviser believes such companies constitute poor long-term investment opportunities when compared to companies which focus solely on shareholder value and are consequently avoided.

The Fund is actively managed and seeks to avoid ownership of companies which the Adviser determines with the use of negative screening are perceived as hostile to conservative values resulting from having a negative reputation among politically conservative investors, business activities which alienate politically conservative customers and employees, and disproportionate support of liberal causes. Such support could be financial, as part of corporate governance, marketing, business strategy or public activism, campaign contributions and advocacy by the company and or its senior management. Representative examples of liberal causes include policies which focus on stakeholder value, Diversity, Equity and Inclusion programs (DEI), carbon emissions and sponsorship of advocacy groups such as the Human Rights Coalition (HRC) and Planned Parenthood. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature.

Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which will achieve the Fund’s investment objective.

Companies are continually evaluated by the Adviser for portfolio exclusion or inclusion based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from Federal and State Election Commissions, market research, surveys, polling, as well as Fund Investor sourced research and opinion. Representative examples of these data sources are political contributions as reported by the Federal Election Commission (FEC), jointly signed letters by corporate executives of a political nature, and favorable polling of retail investors.

The Fund will generally hold the common stock of 200 to 500 companies with large market capitalizations. The Fund’s portfolio is expected to be broadly diversified with exposure to growth and value as well as to all economic sectors. The Fund seeks to manage active risk to capitalization-weighted benchmarks such as the Russell 1000 and S&P 500. The Fund relies on the investment discretion of its Adviser with respect to the selection and management of its portfolio of investments. The Fund may engage in active and frequent trading of portfolio securities. Companies screened out of the Fund’s portfolio for non-alignment with conservative values are disclosed daily on the Fund’s public website.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the American Conservative Values Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free (888) 909-6030.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the American Conservative Values Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 909-6030
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown, the highest quarterly return was 11.72% (quarter ended 12/31/2021) and the lowest quarterly return was -15.25% (quarter ended 6/30/2022).

The year to date return as of September 30, 2024 was 20.14%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2023
American Conservative Values ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
American Conservative Values ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
American Conservative Values ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:
American Conservative Values ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

American Conservative Values ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Trading Issues. Although it is expected that Shares will remain listed for trading on NYSE Arca, Inc. (the “Exchange”), trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of Shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the underlying value of those Shares.

American Conservative Values ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

American Conservative Values ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

American Conservative Values ETF | Costs of Buying or Selling Shares: Shares of the Fund [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling Shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

American Conservative Values ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy and risk management will produce the desired results.

American Conservative Values ETF | Research Process and Opinion Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Research Process and Opinion Risk. Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which are negatively screened out of the portfolio. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature. The selection process is manual and doesn’t cover every large-cap stock, it is generally a response to ongoing individual company actions. The adviser’s judgments about a company’s values are essentially an informed opinion which may prove to be incorrect and there is no guarantee that the Adviser’s negatives screening will produce the desired results.

American Conservative Values ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

American Conservative Values ETF | Large Capitalization Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

American Conservative Values ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

American Conservative Values ETF | Non-Financial Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

American Conservative Values ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Fund's other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

American Conservative Values ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

American Conservative Values ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	14.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2020
American Conservative Values ETF | American Conservative Values ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACVF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2021	rr_AnnualReturn2021	28.95%
Annual Return 2022	rr_AnnualReturn2022	(15.71%)
Annual Return 2023	rr_AnnualReturn2023	23.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.25%)
1 Year	rr_AverageAnnualReturnYear01	23.84%
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2020
American Conservative Values ETF | American Conservative Values ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.58%
Since Inception	rr_AverageAnnualReturnSinceInception	14.62%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2020
American Conservative Values ETF | American Conservative Values ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.27%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2020
American Conservative Values Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – American Conservative Values Small-Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The American Conservative Values Small-Cap ETF (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio information available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies with small market capitalizations that meet its politically conservative criteria (i.e., “conservative values”).

Small capitalization companies are those companies with market capitalizations similar to companies in the Russell 2000 Index and S&P 600 Index (the “Small Cap Indexes”). The size of the companies in the Small Cap Indexes changes with market conditions and the composition of the Small Cap Indexes.  The Adviser generally defines small cap as less than $4.0 Billion and greater than $500 million.

The Fund’s strategy reflects the Adviser’s conviction that politically active companies negatively impact their shareholders' value by misallocating the company's resources, as well as supporting issues and causes, which are opposed to conservative political beliefs and values. Representative examples of which are: belief in “American Exceptionalism,” individual liberty, and free enterprise. The misallocation of resources is a strong indication that the company’s managers are not solely focused on maximizing shareholder value. As such the Adviser believes such companies constitute poor long-term investment opportunities when compared to companies which focus solely on shareholder value and are consequently avoided.

The Fund is actively managed and seeks to avoid ownership of companies which the Adviser determines with the use of negative screening are perceived as hostile to conservative values resulting from having a negative reputation among politically conservative investors, business activities which alienate politically conservative customers and employees, and disproportionate support of liberal causes. Such support could be financial, as part of corporate governance, marketing, business strategy or public activism, campaign contributions and advocacy by the company and or its senior management. Representative examples of liberal causes include policies which focus on stakeholder value, Diversity, Equity and Inclusion programs (DEI), carbon emissions and sponsorship of advocacy groups such as the Human Rights Coalition (HRC) and Planned Parenthood. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature.

Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which will achieve the Fund’s investment objective.

Companies are continually evaluated by the Adviser for portfolio exclusion or inclusion based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from Federal and State Election Commissions, market research, surveys, polling, as well as Fund Investor sourced research and opinion. Representative examples of these data sources are political contributions as reported by the Federal Election Commission (FEC), jointly signed letters by corporate executives of a political nature, and favorable polling of retail investors.

The Fund will generally hold the common stock of 400 to 600 companies with small market capitalizations. The Fund’s portfolio is expected to be broadly diversified with exposure to growth and value as well as to all economic sectors. The Fund seeks to manage active risk to capitalization-weighted benchmarks such as the Russell 2000 and S&P 600 indices. The Fund relies on the investment discretion of its Adviser with respect to the selection and management of its portfolio of investments. The Fund may engage in active and frequent trading of portfolio securities. Companies screened out of the Fund’s portfolio for non-alignment with conservative values are disclosed daily on the Fund’s public website.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free (888) 909-6030.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 909-6030
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
American Conservative Values Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
American Conservative Values Small-Cap ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
American Conservative Values Small-Cap ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:
American Conservative Values Small-Cap ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

American Conservative Values Small-Cap ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Trading Issues. Although it is expected that Shares will remain listed for trading on NYSE Arca, Inc. (the “Exchange”), trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of Shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the underlying value of those Shares.

American Conservative Values Small-Cap ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

American Conservative Values Small-Cap ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

American Conservative Values Small-Cap ETF | Costs of Buying or Selling Shares: Shares of the Fund [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●         Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling Shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares of the Fund may significantly reduce investment results and an investment in Shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

American Conservative Values Small-Cap ETF | Active Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy and risk management will produce the desired results.

American Conservative Values Small-Cap ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

American Conservative Values Small-Cap ETF | Equity Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

American Conservative Values Small-Cap ETF | Non-Financial Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

American Conservative Values Small-Cap ETF | Cyber Security Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Fund's other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

American Conservative Values Small-Cap ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

American Conservative Values Small-Cap ETF | Research and Opinion Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Research Process and Opinion Risk. Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which are negatively screened out of the portfolio. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature. The selection process is manual and dosen’t cover every large-cap stock, it is generally a response to ongoing individual company actions. The adviser’s judgments about a company’s values are essentially an informed opinion which may prove to be incorrect and there is no guarantee that the Adviser’s negatives screening will produce the desired results.

American Conservative Values Small-Cap ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

American Conservative Values Small-Cap ETF | Small Capitalization Stock Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Stock Risk. The value of a small capitalization company stocks or ETFs that invests in stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

American Conservative Values Small-Cap ETF | American Conservative Values Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACVS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	The Fund commenced operations on October 28, 2020.
[2]	Under the Investment Advisory Agreement, Ridgeline Research LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[3]	Under the Investment Advisory Agreement, Ridgeline Research LLC (the “Adviser”) at its own expense and without reimbursement from the Trust, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.